Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
As required by Section 952(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and our financial performance for each of the last three completed fiscal years. In determining the “compensation actually paid” to our named executive officers (or “NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this disclosure differ from those required in the Summary Compensation Table. For our NEOs other than our principal executive officer (the “PEO”), compensation is reported as an average.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Income (in thousands)(6)
2025	$1,472,019	$7,662,197	$1,416,383	$2,991,149	$166.76	$105,895
2024	$3,995,931	$2,089,290	$1,466,136	$1,080,541	$83.87	$(56,418)
2023	$4,318,531	$4,116,164	$1,396,517	$1,514,466	$100.18	$(55,193)

(1)
Our PEO for each year reported is Rick E Winningham, our Chief Executive Officer. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Winningham in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(2)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2025, 2024, and 2023, which consisted solely of adjustments to the PEO’s equity awards:

Description of Adjustment	2025	2024	2023
Summary Compensation Table – Total Compensation	$1,472,019	$3,995,931	$4,318,531
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$0	$(2,443,500)	$(3,015,100)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$0	$2,405,375	$3,327,588
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$4,611,968	$(1,354,021)	$(120,820)
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	$—	$99,753	$—
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$1,578,210	$(614,247)	$(394,035)
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$—	$—	$—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	$—	$—	$—
Total Equity Adjustments (subtotal)	$6,190,178	$(1,906,641)	$(202,367)
Compensation Actually Paid	$7,662,197	$2,089,290	$4,116,164

(3)
The non-PEO NEOs for each year reported are as follows:

•
For 2025: Rhonda Farnum and Aine Miller

•
For 2024: Aziz Sawaf and Brett Grimaud

•
For 2023: Richard Graham and Aziz Sawaf

The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year.
(4)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal years 2025, 2024, and 2023, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

Description of Adjustment	2025	2024	2023
Summary Compensation Table – Total Compensation	$1,416,383	$1,466,136	$1,396,517
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(701,250)	$(790,624)	$(778,100)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$1,403,250	$766,982	$913,250
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$754,305	$(171,990)	$2,097
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	$—	$—	$38,888
Description of Adjustment	2025	2024	2023
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$118,461	$(189,963)	$(58,185)
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$—	$—	$—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	$—	$—	$—
Total Equity Adjustments (subtotal)	$1,574,766	$(385,595)	$117,949
Compensation Actually Paid	$2,991,149	$1,080,540	$1,514,466

(5)
Cumulative total shareholder return on our ordinary shares from December 31, 2022 through December 31, 2023, December 31, 2024, and December 31, 2025, respectively. Assumes the investment of $100 on December 31, 2022 in the NASDAQ Biotechnology Index and assumes the reinvestment of dividends.

(6)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Our PEO for each year reported is Rick E Winningham, our Chief Executive Officer. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Winningham in the “Total” column of the Summary Compensation Table in the applicable fiscal year.
(3)
The non-PEO NEOs for each year reported are as follows:
•
For 2025: Rhonda Farnum and Aine Miller

•
For 2024: Aziz Sawaf and Brett Grimaud
•
For 2023: Richard Graham and Aziz Sawaf

PEO Total Compensation Amount	$ 1,472,019	$ 3,995,931	$ 4,318,531
PEO Actually Paid Compensation Amount	$ 7,662,197	2,089,290	4,116,164
Adjustment To PEO Compensation, Footnote
(2)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2025, 2024, and 2023, which consisted solely of adjustments to the PEO’s equity awards:

Description of Adjustment	2025	2024	2023
Summary Compensation Table – Total Compensation	$1,472,019	$3,995,931	$4,318,531
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$0	$(2,443,500)	$(3,015,100)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$0	$2,405,375	$3,327,588
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$4,611,968	$(1,354,021)	$(120,820)
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	$—	$99,753	$—
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$1,578,210	$(614,247)	$(394,035)
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$—	$—	$—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	$—	$—	$—
Total Equity Adjustments (subtotal)	$6,190,178	$(1,906,641)	$(202,367)
Compensation Actually Paid	$7,662,197	$2,089,290	$4,116,164

Non-PEO NEO Average Total Compensation Amount	$ 1,416,383	1,466,136	1,396,517
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,991,149	1,080,541	1,514,466
Adjustment to Non-PEO NEO Compensation Footnote
(4)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal years 2025, 2024, and 2023, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

Description of Adjustment	2025	2024	2023
Summary Compensation Table – Total Compensation	$1,416,383	$1,466,136	$1,396,517
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(701,250)	$(790,624)	$(778,100)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$1,403,250	$766,982	$913,250
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$754,305	$(171,990)	$2,097
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	$—	$—	$38,888
Description of Adjustment	2025	2024	2023
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$118,461	$(189,963)	$(58,185)
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$—	$—	$—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	$—	$—	$—
Total Equity Adjustments (subtotal)	$1,574,766	$(385,595)	$117,949
Compensation Actually Paid	$2,991,149	$1,080,540	$1,514,466

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Total Shareholder Return
The following graph reflects the relationship between the PEO and average non-PEO NEO “compensation actually paid” (“CAP”), total compensation from the Summary Compensation Table (“SCT”) and our cumulative Total Shareholder Return (“TSR”), assuming an initial fixed investment on December 31, 2022 of $100, for the fiscal years ended December 31, 2025, 2024 and 2023. In addition, the SCT total compensation of our PEO and the average SCT total compensation for our non-PEO NEOs, each as disclosed in the table above, are included in the following graph as supplemental disclosures for each of the periods presented.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph reflects the relationship between the PEO and average non-PEO NEO CAP, total compensation from the SCT and our net income (loss) for the fiscal years ended December 31, 2025, 2024 and 2023. While we are required by the SEC rules to disclose the relationship between our net income and “compensation actually paid” to our NEOs, this is not a metric our compensation committee currently uses in evaluating our NEOs’ compensation. In addition, the SCT total compensation of our PEO and the average SCT total compensation for our non-PEO NEOs, each as disclosed in the table above, are included in the following graph as supplemental disclosures for each of the periods presented.

Total Shareholder Return Amount	$ 166.76	83.87	100.18
Net Income (Loss)	$ 105,895,000	(56,418,000)	(55,193,000)
PEO Name	Rick E Winningham
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,190,178	(1,906,641)	(202,367)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,443,500)	(3,015,100)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,405,375	3,327,588
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,611,968	(1,354,021)	(120,820)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		99,753
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,578,210	(614,247)	(394,035)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,574,766	(385,595)	117,949
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(701,250)	(790,624)	(778,100)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,403,250	766,982	913,250
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	754,305	(171,990)	2,097
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			38,888
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,461	(189,963)	(58,185)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount